Inventories (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Inventories recognized as an expense	$ 31.2	$ 56.7
Concentrate [Member]
Statement Line Items [Line Items]
Inventory write-downs	0.3	1.2
Spare Parts and Supplies [Member]
Statement Line Items [Line Items]
Inventory write-downs	$ 0.2